Commitments and Contingencies (Details) - Schedule of Non-Cancellable Operating Lease - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies (Details) - Schedule of Non-Cancellable Operating Lease [Line Items]
Lease commitment	$ 1,517	$ 348
Within 1 year [Member]
Commitments and Contingencies (Details) - Schedule of Non-Cancellable Operating Lease [Line Items]
Lease commitment	$ 694	$ 348